UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2011
Check here if Amendment [];        Amendment Number:
                                                    -------

This Amendment (check only one.): [] is a restatement.
                                  [] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:         Courage Capital Management, LLC
Address:      4400 Harding Road, Suite 503
              Nashville, TN  37205-2290

Form 13F File Number:               28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:         Richard C. Patton
Title:        Chief Manager
Phone:        615-369-0110

Signature, Place and Date of Signing:

 /S/ Richard C. Patton                   Nashville, TN             May 16, 2011
------------------------------------     ------------------        ------------
[Signature]                              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                52

Form 13F Information Table Value Total:        $  378,690
                                               ----------
                                               (thousands)

List of Other Included Managers:  Not Applicable

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AC Moore Arts and Crafts Ord Shs        Common           00086T103      165     60,100 SH       Defined (1)         X      0      0
Aeropostale Ord Shs                     Common           007865108    4,134    170,000 SH       Defined (1)         X      0      0
Altisource Portfolio Solutions Ord Shs  Common           L0175J104   10,408    339,231 SH       Defined (1)         X      0      0
Blue Coat System Ord Shs                Common           09534T508      640     22,729 SH       Defined (1)         X      0      0
Coca-Cola Ord Shs                       Common           191216100      305      4,600 SH       Defined (1)         X      0      0
Convergys Ord Shs                       Common           212485106      468     32,600 SH       Defined (1)         X      0      0
Costamare Ord Shs                       Common           Y1771G102      350     20,144 SH       Defined (1)         X      0      0
Gilead Sciences Inc.                    Common           375558103   13,285    312,800 SH       Defined (1)         X      0      0
Google Inc                              Common           38259P508    6,125     10,438 SH       Defined (1)         X      0      0
Harsco Ord Shs                          Common           415864107      619     17,550 SH       Defined (1)         X      0      0
Ingram Micro                            Common           457153104   10,641    505,971 SH       Defined (1)         X      0      0
Liberty Media Starz Ord Shs Series A    Common           53071M708      951     12,250 SH       Defined (1)         X      0      0
LoJack Ord Shs                          Common           539451104      108     23,014 SH       Defined (1)         X      0      0
Maiden Holdings Ord Shs                 Common           G5753U112      180     24,000 SH       Defined (1)         X      0      0
Markel Ord Shs                          Common           570535104    1,768      4,265 SH       Defined (1)         X      0      0
McCormick & Co Non-Voting Ord Shs       Common           579780206      292      6,100 SH       Defined (1)         X      0      0
Move Ord Shs                            Common           62458M108       42     17,700 SH       Defined (1)         X      0      0
Pan American Silver Ord Shs             Common           697900108      452     12,550 SH       Defined (1)         X      0      0
Radioshack Ord Shs                      Common           750438103    8,605    573,300 SH       Defined (1)         X      0      0
Rehabcare Corp Ord Shs                  Common           759148109    8,004    217,100 SH       Defined (1)         X      0      0
Rosetta Stone Ord Shs                   Common           777779307      330     25,000 SH       Defined (1)         X      0      0
Sherwin Williams Ord Shs                Common           824348106      226      2,690 SH       Defined (1)         X      0      0
Talbots Ord Shs                         Common           874161102    8,690  1,438,754 SH       Defined (1)         X      0      0
Tekelec Ord Shs                         Common           879101103      512     63,000 SH       Defined (1)         X      0      0
True Religion Apparel Ord Shs           Common           89784N104    4,719    201,063 SH       Defined (1)         X      0      0
Universal Insurance Holdings Ord Shs    Common           91359V107      121     22,400 SH       Defined (1)         X      0      0
Viacom Ord Shs Class B                  Common           92553P201   11,179    240,300 SH       Defined (1)         X      0      0
ViaSat Ord Shs                          Common           92552V100      817     20,500 SH       Defined (1)         X      0      0
SPDR Gold Trust                         Gold ETF         78463V107   14,179    101,380 SH       Defined (1)         X      0      0
Market Vectors ETF                      Gold Miner ETF   57060U100   11,311    188,200 SH       Defined (1)         X      0      0
Eastman Kodak ORD)                      Option           277461109      262     81,100 SH  Call Defined (1)         X      0      0
Eastman Kodak ORD)                      Option           277461109      393    121,600 SH  Call Defined (1)         X      0      0
Hartford Financial Services Group       Option           416515104    1,804     67,000 SH  Put  Defined (1)         X      0      0
Ishares Russell 2000 index ETF          Option           464287655   94,195  1,119,100 SH  Put  Defined (1)         X      0      0
KV Pharmaceutical Cl A                  Option           482740206      389     65,000 SH  Put  Defined (1)         X      0      0
Leap Wirless International              Option           521863308    1,454     94,000 SH  Put  Defined (1)         X      0      0
McMoran Exploration Co.                 Option           582411104      886     50,000 SH  Call Defined (1)         X      0      0
McMoran Exploration Co.                 Option           582411104    4,711    266,000 SH  Call Defined (1)         X      0      0
Radioshack Ord Shs                      Option           750438103      375     25,000 SH  Put  Defined (1)         X      0      0
Radioshack Ord Shs                      Option           750438103    3,454    230,100 SH  Call Defined (1)         X      0      0
Radioshack Ord Shs                      Option           750438103      446     29,700 SH  Call Defined (1)         X      0      0
SPDR Gold Trust                         Option           78463V107    3,357     24,000 SH  Call Defined (1)         X      0      0
SPDR Gold Trust                         Option           78463V107      140      1,000 SH  Call Defined (1)         X      0      0
SPDR Gold Trust                         Option           78463V107    2,098     15,000 SH  Call Defined (1)         X      0      0
SPDR S&P 500 ETF                        Option           78462F103  137,575  1,037,600 SH  Put  Defined (1)         X      0      0
Sprint Nextel                           Option           852061100      325     70,000 SH  Call Defined (1)         X      0      0
Viasat Inc.                             Option           92552V100       88      2,200 SH  Call Defined (1)         X      0      0
Viasat Inc.                             Option           92552V100       40      1,000 SH  Call Defined (1)         X      0      0
Vistaprint                              Option           N93540107      747     14,400 SH  Call Defined (1)         X      0      0
Wal Mart Stores                         Option           931142103    5,205    100,000 SH  Call Defined (1)         X      0      0
ProShares UltraShort Real Estate ETF    Real Estate ETF  74347X583      184     11,900 SH       Defined (1)         X      0      0
ProShares UltraShort 20+ Year Treasury
 ETF                                    Treasury Shares
                                        ETF              74347R297      936     25,000 SH       Defined (1)         X      0      0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.